Segment Reporting - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Number of operating segments	1
Four customers
Disclosure of major customers [line items]
Percentage of product net sales from major customers	78.00%		86.00%
Five customers
Disclosure of major customers [line items]
Percentage of product net sales from major customers		87.00%